Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Guarantees received for related party receivables or payables	$ 0
Provision for expected credit losses	0
Expense for expected credit losses due from related parties	0
Other related party transactions	$ 0	$ 0